COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
September 2020
Insurance Maturity Date	March 2021	March 2021
Payment For Insurance Claim	$ 1,400	$ 1,400
August 2020
Insurance Maturity Date	June 30, 2021	June 30, 2021
Payment For Insurance Claim	$ 2,650	$ 2,650